Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Right of Use Assets and Lease Liabilities	The lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.
	Cost	2023	Cost	2022
		Accumulated Amortization		Accumulated Amortization
Right-of-use assets	$3,833,184	$1,359,281	$1,926,936	$570,482
Net book value		$2,473,903		$1,356,454

Schedule of Future Minimum Lease Payments	The following shows the future minimum lease payments for the remaining years under the lease arrangement as of December 31, 2023.
2024	$1,095,344
2025	984,848
2026	695,056
2027	43,719
2,818,967
Less: imputed interest*	212,386
2,606,581

Current portion	$975,844
Long-term portion	$1,630,737

*        Imputed interest represents the difference between undiscounted cash flows and cash flows